Summary Of Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Significant Cash And Non-Cash Activities
Certain cash flow and significant non-cash activities are presented below:

	For the three months ended October 31,
	2015	2014
CASH PAID FOR:
Interest	$3,779	$2,978
Income taxes	$—	$260
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Change in accruals for property, plant and equipment additions	$1,727	$1,857
Contributions in connection with acquisitions	$(284)

Certain cash flow and significant non-cash activities are presented below:

	For the six months ended January 31,
	2016	2015
CASH PAID FOR:
Interest	$56,558	$38,591
Income taxes	$—	$262
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Liabilities incurred in connection with acquisitions	$426	$—
Change in accruals for property, plant and equipment additions	$22,860	$1,216

Certain cash flow and significant non-cash activities are presented below:

	For the year ended July 31,
	2015	2014	2013
CASH PAID FOR:
Interest	$76,085	$75,121	$68,334
Income taxes	$643	$771	$534
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Assets contributed from Ferrellgas Partners in connection with acquisitions	$825,452	$1,500	$—
Liabilities incurred in connection with acquisitions	$481	$4,312	$2,035
Change in accruals for property, plant and equipment additions	$498	$978	$533

Summary Of Income Tax Expense
Income tax expense consisted of the following:

	For the year ended July 31,
	2015	2014	2013
Current expense (benefit)	$(654)	$2,383	$1,705
Deferred expense	270	88	133
Income tax expense	$(384)	$2,471	$1,838

Deferred Tax Assets And Liabilities	Deferred taxes consisted of the following:

	July 31,
	2015	2014
Deferred tax assets	$724	$1,152
Deferred tax liabilities	(4,157)	(4,313)
Net deferred tax liability	$(3,433)	$(3,161)